Summary of Signification Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Summary of Signification Accounting Policies [Line Items]
Revenue recognized	$ 1,829,730	$ 990,981
Sale of goods percentage	79.00%
Revenues percentage	100.00%	100.00%
Packaged-tour [Member]
Summary of Signification Accounting Policies [Line Items]
Revenues percentage	21.46%	21.99%